Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Future minimum rental payments on noncancelable leases
2013	$ 4,864
2014	19,349
2015	19,633
2016	19,555
2017	18,614
Thereafter	141,456
Total Payments	$ 223,471